Financial instruments - fair values and risk management - Summary of Effect of a Quantitative Change Of Foreign Currency Exchange Rates Of The EURO Against The Exposed Currencies (Parenthetical) (Detail) - Not designated as cash flow hedging instruments - Forward contract - Currency risk
Dec. 31, 2022
€ exchange rate +10%
Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies
Exchange Rate	0.10%
€ exchange rate +5%
Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies
Exchange Rate	0.05%
€ exchange rate -5%
Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies
Exchange Rate	0.05%
€ exchange rate -10%
Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies
Exchange Rate	0.10%